Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 19,364	$ 17,912
Non-current assets	56,024	18,101
Net income (loss)	(16,709)	(7,340)
Interest and accretion	419	863
Amortization and depreciation	3,769	3,713
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	6,816	7,932
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	572	1,089
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	9,429	7,436
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	1,007	987
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	1,481	2,153
Net income (loss)	(11,424)	(1,203)
Interest and accretion	51	96
Amortization and depreciation	778	687
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	76	0
Net income (loss)	(9,340)	(8,632)
Interest and accretion	258	523
Amortization and depreciation	56	74
Belgium
Disclosure Of Geographical Areas [Line Items]
Revenues		0
Non-current assets	41,202	0
Net income (loss)	(215)
Interest and accretion	3	0
Amortization and depreciation	0	0
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	13,265	15,948
Net income (loss)	4,270	2,495
Interest and accretion	107	244
Amortization and depreciation	2,935	2,952
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 1,540	$ 468